Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 9, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST VIII
Central Index Key	dei_EntityCentralIndexKey	0000819673
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 9, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 9, 2011
MFS Strategic Income Fund (Prospectus Summary) | MFS Strategic Income Fund | MFS Strategic Income Fund A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFIOX
MFS Strategic Income Fund (Prospectus Summary) | MFS Strategic Income Fund | MFS Strategic Income Fund B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIOBX
MFS Strategic Income Fund (Prospectus Summary) | MFS Strategic Income Fund | MFS Strategic Income Fund C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIOCX
MFS Strategic Income Fund (Prospectus Summary) | MFS Strategic Income Fund | MFS Strategic Income Fund I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFIIX

MFS Strategic Income Fund (Prospectus Summary) | MFS Strategic Income Fund
Effective immediately, the sub-section entitled "Performance Information"
beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges
(loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

During the period(s) shown in the bar chart, the highest quarterly return was
10.14% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (7.06)% (for the calendar quarter ended December 31, 2008).

Performance Table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Average Annual Total Returns (for the Periods Ended December 31, 2010)
Average Annual Total Returns MFS Strategic Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MFS Strategic Income Fund B	Class B Shares Returns Before Taxes	5.13%	5.02%	5.80%
MFS Strategic Income Fund C	Class C Shares Returns Before Taxes	7.97%	5.34%	5.65%
MFS Strategic Income Fund I	Class I Shares Returns Before Taxes	10.00%	6.30%	6.66%
MFS Strategic Income Fund A	Class A Shares Returns Before Taxes	4.68%	5.00%	5.82%
After Taxes on Distributions MFS Strategic Income Fund A	Class A Shares Returns After Taxes on Distributions	2.77%	2.77%	3.48%
After Taxes on Distributions and Sales MFS Strategic Income Fund A	Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	2.99%	2.91%	3.53%
Barclays Capital U.S. High-Yield Corporate Bond Index	Barclays Capital U.S. High-Yield Corporate Bond Index	15.12%	8.91%	8.88%
Strategic Income Blended Index	Strategic Income Blended Index	9.56%	7.35%	7.62%

The Barclays Capital U.S. High-Yield Corporate Bond Index is a market capitalization-weighted index that measures the performance of non-investment grade, fixed rate debt, excluding Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.), compared to the Strategic Income Blended Index which was comprised at period end of the following amounts of the following indices: 10% Barclays Capital U.S.
Credit Bond Index, 33% Barclays Capital U.S. High-Yield Corporate Bond Index,
14% JPMorgan Emerging Market Bond Index Global, 8.5% Citigroup World Government
Bond Non-Dollar Hedged Index, 8.5% Citigroup World Government Bond Non-Dollar
Index and 26% Barclays Capital U.S. Government/Mortgage Bond Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
MFS Strategic Income Fund (Prospectus Summary) | MFS Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Supplement Text Block	ck0000819673_SupplementTextBlock
Effective immediately, the sub-section entitled "Performance Information"
beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital U.S. High-Yield Corporate Bond Index is a market capitalization-weighted index that measures the performance of non-investment grade, fixed rate debt, excluding Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.), compared to the Strategic Income Blended Index which was comprised at period end of the following amounts of the following indices: 10% Barclays Capital U.S. Credit Bond Index, 33% Barclays Capital U.S. High-Yield Corporate Bond Index, 14% JPMorgan Emerging Market Bond Index Global, 8.5% Citigroup World Government Bond Non-Dollar Hedged Index, 8.5% Citigroup World Government Bond Non-Dollar Index and 26% Barclays Capital U.S. Government/Mortgage Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart does not take into account any sales charges
(loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If these sales charges were included, they would reduce the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period(s) shown in the bar chart, the highest quarterly return was
10.14% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (7.06)% (for the calendar quarter ended December 31, 2008).

Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The Barclays Capital U.S. High-Yield Corporate Bond Index is a market capitalization-weighted index that measures the performance of non-investment grade, fixed rate debt, excluding Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.), compared to the Strategic Income Blended Index which was comprised at period end of the following amounts of the following indices: 10% Barclays Capital U.S.
Credit Bond Index, 33% Barclays Capital U.S. High-Yield Corporate Bond Index,
14% JPMorgan Emerging Market Bond Index Global, 8.5% Citigroup World Government
Bond Non-Dollar Hedged Index, 8.5% Citigroup World Government Bond Non-Dollar
Index and 26% Barclays Capital U.S. Government/Mortgage Bond Index.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2010)
MFS Strategic Income Fund (Prospectus Summary) | MFS Strategic Income Fund | MFS Strategic Income Fund A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.06%)
MFS Strategic Income Fund | Barclays Capital U.S. High-Yield Corporate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. High-Yield Corporate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.88%
MFS Strategic Income Fund | Strategic Income Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Strategic Income Blended Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.62%
MFS Strategic Income Fund | MFS Strategic Income Fund B
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.80%
MFS Strategic Income Fund | MFS Strategic Income Fund C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.65%
MFS Strategic Income Fund | MFS Strategic Income Fund I
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.66%
MFS Strategic Income Fund | MFS Strategic Income Fund A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	2.10%
Annual Return 2002	rr_AnnualReturn2002	7.38%
Annual Return 2003	rr_AnnualReturn2003	13.78%
Annual Return 2004	rr_AnnualReturn2004	8.32%
Annual Return 2005	rr_AnnualReturn2005	2.08%
Annual Return 2006	rr_AnnualReturn2006	6.83%
Annual Return 2007	rr_AnnualReturn2007	3.58%
Annual Return 2008	rr_AnnualReturn2008	(11.82%)
Annual Return 2009	rr_AnnualReturn2009	24.97%
Annual Return 2010	rr_AnnualReturn2010	9.90%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.82%
MFS Strategic Income Fund | MFS Strategic Income Fund A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.48%
MFS Strategic Income Fund | MFS Strategic Income Fund A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.53%